Cover	Oct. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	MYRIAD GENETICS, INC.
Entity Central Index Key	0000899923
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26642
Entity Tax Identification Number	87-0494517
Entity Address, Address Line One	322 North 2200 West
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84116
City Area Code	801
Local Phone Number	584-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, $0.01 par value
Trading Symbol	MYGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false